Contingent consideration payable	9 Months Ended
Sep. 30, 2024
Contingent And Deferred Consideration Payable [Abstract]
Contingent consideration payable

9. Contingent consideration payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2023	$18,706
Payments made during the period	(8,949)
Additions in the period	—
Fair value loss and other	452
Balance as of September 30, 2024	$10,209
Current	$9,884
Non-current	$325

During the nine months ended September 30, 2024 the Company paid $8,949 of the contingent consideration payable, a majority of which related to a prior period acquisition. This contingent consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.

During the nine months ended September 30, 2023, the Company paid $9,210 of the contingent consideration payable related to a prior period acquisition.